Income taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Net deferred tax asset	$ 88,203	$ 96,997
Non-current deferred tax assets	90,287	98,163
Non-current deferred tax liabilities	2,084	$ 1,166
Temporary differences related to investments in foreign subsidiaries	354,156
Tax expense related to pillar two	0
Tax Year 2009 to 2017
Income Taxes [Line Items]
Estimate of possible loss	$ 165,000